Penn Capital Special Situations Small Cap Equity Fund
Schedule of Investments	March 31, 2020 (Unaudited)

Common Stocks: 87.2%	Shares	Value
Aerospace & Defense: 4.7%
Aerojet Rocketdyne Holdings, Inc. (a)	2,677	$111,979
AeroVironment, Inc. (a)	1,376	83,881
BWX Technologies, Inc.	1,633	79,543
		275,403
Air Freight & Logistics: 0.8%
XPO Logistics, Inc.(a)	949	46,264
Banks: 4.9%
Ameris Bancorp	3,768	89,528
FB Financial Corp.	5,334	105,186
Western Alliance Bancorp	2,932	89,749
		284,463
Biotechnology: 4.1%
Amarin Corp PLC - ADR (a)	6,164	24,656
Exelixis, Inc. (a)	6,986	120,299
Halozyme Therapeutics, Inc. (a)	5,227	94,034
		238,989
Chemicals: 5.2%
Axalta Coating Systems Ltd. (a)	3,366	58,131
Ferro Corp. (a)	8,625	80,730
Huntsman Corp.	7,587	109,481
WR Grace & Co.	1,534	54,610
		302,952
Construction Materials: 0.8%
Summit Materials, Inc. - Class A (a)	3,049	45,735
Containers & Packaging: 1.0%
O-I Glass, Inc.	8,319	59,148
Diversified Consumer Services: 2.0%
Chegg, Inc. (a)	3,199	114,460
Diversified Telecommunication Services: 0.9%
Bandwidth, Inc. - Class A (a)	786	52,890
Electronic Equipment, Instruments & Components: 1.2%
Itron, Inc. (a)	1,268	70,792
Food & Staples Retailing: 2.2%
BJ's Wholesale Club Holdings, Inc. (a)	4,978	126,790
Health Care Equipment & Supplies: 5.6%
Alphatec Holdings, Inc. (a)	14,368	49,570
Envista Holdings Corp. (a)	3,241	48,420
ICU Medical, Inc. (a)	742	149,713
Oxford Immunotec Global PLC (a)	8,819	81,664
		329,367
Health Care Providers & Services: 4.3%
Encompass Health Corp.	468	29,966
Option Care Health, Inc. (a)	10,980	103,981
R1 RCM, Inc. (a)	13,102	119,097
		253,044
Health Care Technology: 0.9%
Omnicell, Inc. (a)	853	55,940
Hotels, Restaurants & Leisure: 6.9%
Full House Resorts, Inc. (a)	35,740	44,675
Marriott Vacations Worldwide Corp.	1,306	72,588
Papa John's International, Inc.	1,930	103,004
Planet Fitness, Inc. - Class A (a)	1,446	70,420

Red Rock Resorts, Inc. - Class A	7,039	60,183
SeaWorld Entertainment, Inc. (a)	5,002	55,122
		405,992
Household Durables: 2.4%
Installed Building Products, Inc. (a)	1,867	74,437
Meritage Homes Corp. (a)	1,771	64,659
		139,096
Insurance: 2.2%
Stewart Information Services Corp.	4,916	131,110
IT Services: 1.9%
CACI International, Inc. - Class A (a)	517	109,165
Life Sciences Tools & Services: 2.9%
Avantor, Inc. (a)	4,906	61,276
Syneos Health, Inc. (a)	2,751	108,444
		169,720
Machinery: 4.7%
Alamo Group, Inc.	931	82,654
Crane Co.	1,959	96,344
Gates Industrial Corp. PLC (a)	12,913	95,298
		274,296
Media: 7.6%
Cardlytics, Inc. (a)	1,270	44,399
EW Scripps Co. - Class A	14,301	107,830
Gray Television, Inc. (a)	11,022	118,376
Nexstar Media Group, Inc. - Class A	2,115	122,099
Sinclair Broadcast Group, Inc. - Class A	3,090	49,687
		442,391
Metals & Mining: 0.7%
SSR Mining, Inc. (a)	3,383	38,498
Semiconductors & Semiconductor Equipment: 6.8%
Diodes, Inc. (a)	2,245	91,226
Rambus, Inc. (a)	9,934	110,267
Semtech Corp. (a)	1,836	68,850
Silicon Motion Technology Corp. - ADR	3,493	128,053
		398,396
Software: 4.3%
Five9, Inc. (a)	1,544	118,054
Q2 Holdings, Inc. (a)	942	55,635
Rapid7, Inc. (a)	1,771	76,737
		250,426
Specialty Retail: 4.4%
Five Below, Inc. (a)	1,215	85,512
Floor & Decor Holdings, Inc. - Class A (a)	1,981	63,570
National Vision Holdings, Inc. (a)	5,626	109,257
		258,339
Technology Hardware, Storage & Peripherals: 0.9%
Pure Storage, Inc. - Class A (a)	4,410	54,243
Thrifts & Mortgage Finance: 0.8%
WSFS Financial Corp.	1,942	48,395
Wireless Telecommunication Services: 2.1%
Boingo Wireless, Inc. (a)	11,577	122,832
Total Common Stocks (cost $6,335,363)		5,099,136

Contingent Value Right - 0.0%
Media - 0.0%
Media General, Inc. (a)	1,867	19
Total Contingent Value Right (cost $0)		19

Real Estate Investment Trusts (REITs): 9.6%
Easterly Government Properties, Inc.	5,841	143,922
Gaming & Leisure Properties, Inc.	2,695	74,679
MGM Growth Properties LLC - Class A	3,315	78,466
Physicians Realty Trust	8,466	118,016
QTS Realty Trust, Inc. - Class A	2,535	147,055
Total REITs (cost $523,564)		562,138

Total Investments - 96.8% (cost $6,858,927)		5,661,293
Other Assets and Liabilities 3.2%		188,772
Net Assets: 100.0%		$5,850,065

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	No distribution or dividend was made during the period ending March 31, 2020. As such, it is classified as a non-income producing security as of March 31, 2020.

Country Exposure (as a percentage of total investments) (Unaudited)
United States	92.5%
United Kingdom	3.6%
Cayman Islands	2.2%
Bermuda	1.0%
Canada	0.7%

The industry classifications presented in this report, present the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS® is a service mark of
MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.

1. Significant Accounting Policies (Unaudited)
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Investment Valuation
The Fund uses the following valuation methods to determine fair value as either fair value for investments for which market quotations are available, or if not available, the fair value, as determined in good faith pursuant to such policies and procedures as may be approved by the Trust’s Board from time to time. The valuation of the portfolio investments of the Funds currently includes the following processes:

Portfolio securities listed on a national or foreign securities exchange, except those listed on the NASDAQ® Stock Market and Small CapSM exchanges (“NASDAQ®”), for which market quotations are available, are valued at the official closing price of such exchange on each business day (defined as days on which the Funds are open for business (“Business Day”)). Portfolio securities traded on the NASDAQ® will be valued at the NASDAQ® Official Closing Price on each Business Day. If there is no such reported sale on an exchange or NASDAQ®, the portfolio security will be valued at the most recent quoted bid price. Price information on listed securities is taken from the exchange where the security is primarily traded.

Other assets and securities for which no quotations are readily available (such as for certain restricted or unlisted securities and private placements) or that may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities) will be valued in good faith at fair value using procedures and methods approved by the Board. Under the procedures adopted by the Board, the Board has delegated day-to-day responsibility for fair value determinations to a Valuation Committee comprised of representatives from the Advisor.

The Fund’s portfolio holdings may also consist of shares of other investment companies in which the Fund invests. The value of each such investment company will be its net asset value (“NAV”) at the time the Fund’s shares are priced. Each investment company calculates its NAV based on the current market value for its portfolio holdings. Each investment company values securities and other instruments in a manner as described in that investment company’s prospectus. The investment company’s prospectus explains the circumstances under which the company will use fair value pricing and the effects of using fair value pricing.

Because the Fund may invest in foreign securities, the Fund’s NAV may change on days when a shareholder will not be able to purchase or redeem Fund shares because foreign markets are open at times and on days when U.S. markets are not. Investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time). If an event that could materially affect the value of the Fund’s foreign securities has occurred between the time the securities were last traded and the time that the Fund calculates its NAV, the closing price of the Fund’s securities may no longer reflect their market value at the time the Fund calculates its NAV. In such a case, the Fund may use fair value methods to value such securities.

Fixed income securities shall be valued at the evaluated bid price supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain an evaluation bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Bank loans are not listed on any securities exchange or board of trade. They are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market. This market generally has fewer trades and less liquidity than the secondary market for other types of securities. Some bank loans have few or no trades, or trade infrequently, and information regarding a specific bank loan may not be widely available or may be incomplete. Except as otherwise specified, Bank loan securities shall be valued at the evaluated bid prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain a bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Occasionally, reliable market quotations are not readily available (such as for certain restricted or unlisted securities and private placements) or securities and other assets may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities), or there may be events affecting the value of foreign securities or other securities held by the Funds that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed. Fair value determinations are then made in good faith in accordance with procedures adopted by the Board. Under the procedures adopted by the Board, the Board has delegated the responsibility for making fair value determinations to a Valuation Committee, subject to the Board’s oversight. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available under the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used as of March 31, 2020, in valuing the Fund’s investments:

Description	Level 1	Level 2	Level 3	Total
Penn Capital Special Situations Small Cap Equity Fund
Investments in Securities(a)
Common Stocks	$5,099,136	$-	$-	$5,099,136

Contingent Value Right	-	19	-	19

Real Estate Investment Trusts (REITs)	562,138	-	-	562,138

Total Investments in Securities	$5,661,274	$19	$-	$5,661,293
(a) All other industry classifications are identified in the Schedule of Investments for the Fund.